Disclosure -Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Accounts receivable	$ 3,278,581	$ 3,118,318
Accounts receivable, net	2,138,215	1,933,221
Accounts receivable, non-current portion	$ 1,140,366	$ 1,185,097